Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Common Share [Abstract]
Earnings Per Common Share
	Year Ended December 31,
	2016	2015	2014

Net income attributed to AMPNI shareholders	$51,871	$34,841	$16,090

Less: Dividends declared and undistributed earnings allocated to unvested shares	(2,078)	(1,392)	(627)
Basic income available to common stockholders	$49,793	$33,449	$15,463

Basic weighted average number of common shares outstanding	44,919,189	47,271,582	46,271,716

Diluted weighted average number of common shares outstanding	44,919,189	47,271,582	46,271,716

Basic earnings per common share	$1.11	$0.71	$0.34
Diluted earnings per common share	$1.11	$0.71	$0.34